Non-interest income	6 Months Ended
Mar. 31, 2021
Non-interest income
Non-interest income

Note 4. Non-interest income[1]

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Net fee income
Facility fees	369	359	372	3	(1)
Transaction fees	492	439	582	12	(15)
Other non-risk fee income	(47)	134	(86)	large	(45)
Fee income	814	932	868	(13)	(6)
Credit card loyalty programs	(55)	(40)	(62)	38	(11)
Transaction fee related expenses	(59)	(55)	(51)	7	16
Fee expenses	(114)	(95)	(113)	20	1
Net fee income	700	837	755	(16)	(7)
Net wealth management and insurance income
Wealth management income	311	247	384	26	(19)
Life insurance premium income	529	609	688	(13)	(23)
General insurance and lenders mortgage insurance (LMI) net premium earned	256	252	247	2	4
Life insurance investment and other income[2]	23	68	(4)	(66)	large
General insurance and LMI investment and other income	37	18	24	106	54
Total insurance premium, investment and other income	845	947	955	(11)	(12)
Life insurance claims, changes in life insurance liabilities and other expenses	(328)	(710)	(574)	(54)	(43)
General insurance and LMI claims and other expenses	(230)	(198)	(300)	16	(23)
Total insurance claims, changes in insurance liabilities and other expenses	(558)	(908)	(874)	(39)	(36)
Net wealth management and insurance income	598	286	465	109	29
Trading income	442	435	460	2	(4)
Other income
Dividends received from other entities	2	—	1	—	100
Net gain/(loss) on sale/derecognition of associates	7	316	—	(98)	—
Net gain/(loss) on disposal of assets	10	9	2	11	large
Net gain/(loss) on hedging of overseas operations	(6)	—	—	—	—
Net gain/(loss) on derivatives held for risk management purposes[3]	4	27	(23)	(85)	large
Net gain/(loss) on financial instruments measured at fair value	580	14	(92)	large	large
Rental income on operating leases	22	25	29	(12)	(24)
Share of associates’ net profit/(loss)	(3)	(9)	(14)	(67)	(79)
Other	(18)	(57)	21	(68)	large
Total other income	598	325	(76)	84	large
Total non-interest income	2,338	1,883	1,604	24	46

1.

Non-interest income includes compliance, regulation and remediation costs recognised as a reduction of non-risk fee income,  wealth management income and other income of $231 million (Second Half 2020: $96 million,  First Half 2020:  $129 million). Refer to Note 14 for further details.

2.	Includes policyholder tax recoveries.
3.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.